Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Options Outstanding, Beginning balance	1,451,217	1,203,671
Granted, Options Outstanding	171,257	255,474
Cancelled / forfeited, Options Outstanding	(593,384)
Canceled, Options Outstanding		(7,928)
Expired, Options Outstanding	(333,631)
Exercised, Options Outstanding		0
Options Outstanding, Ending balance	695,459	1,451,217
Vested and Exercisable, Options Outstanding	381,029	559,685
Weighted-Average Exercise Price, Options Beginning balance	$ 6.49	$ 7.36
Options granted, Weighted-Average Exercise Price	1.72	2.34
Options cancelled / forfeited, Weighted-Average Exercise Price	7.1
Options canceled, Weighted-Average Exercise Price		5.66
Options expired, Weighted-Average Exercise Price	7.42
Options exercised, Weighted-Average Exercise Price		0
Weighted-Average Exercise Price, Options Ending balance	4.35	6.49
Vested and Exercisable, Weighted-Average Exercise Price	$ 5.83	$ 7.07
Aggregate Intrinsic Value, Options Beginning balance	$ 38,327	$ 71,650
Options Exercised, Aggregate Intrinsic Value		0
Aggregate Intrinsic Value, Options Ending balance	0	38,327
Vested and Exercisable, Aggregate Intrinsic Value	$ 0	$ 472